Deferred tax assets / (liabilities) - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Unused tax losses for which no deferred tax assets has been recognized	¥ 1,058	¥ 667
Other deductible temporary differences for which no deferred tax assets has been recognized	¥ 819	¥ 951
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maximum period available in the PRC for tax losses carrying forward to set off future assessable income	five years
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maximum period available in the PRC for tax losses carrying forward to set off future assessable income	eight years